Equity (Details Textual) - BRL (R$) R$ in Thousands			12 Months Ended
	Nov. 06, 2018	Mar. 15, 2006	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Equity
Capital			R$ 584,224	R$ 584,224
Dividends, Description	The Company paid the dividends approved at the Annual Shareholders Meeting held on October 16, 2018, which included minimum mandatory dividends of R$30,005 and additional dividends proposed of R$10,995. In accordance with article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years from the date they were made available to the shareholder, and will revert to the Company.
Minimum mandatory dividends	R$ 30,005
Dividends proposed	R$ 10,995
Issuance of subscription warrants		512,000
Subscription warrants, description		The Board of Directors approved the issuance of 512,000 shares subscription warrants, 256,000 of which for first issue, and 256,000 for second issue, which were delivered to the founder shareholders, in proportion to their interest in the Company's capital at the date of issue of the subscription warrant.
Foreign exchange rate differences, Description			The effects from foreign exchange rate differences arising from the translation of Cresca, Palmeiras and Moroti financial statements amounted to negative R$1,007 (positive R$27,084 on June 30, 2018 and R$3,410 at June 30, 2017), and the accumulated effect totalled to R$38,876 as of June 30, 2019 (R$39,883 as of June 30, 2018, due to the write-off of R$30,616 upon the spin-off of Cresca in the fiscal year ended June 30, 2018).